CHARGES (ASSETS PLEDGED) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CHARGES (ASSETS PLEDGED) [Abstract]
Line of credit, maximum borrowing capacity	$ 1,000